Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Regulated Operations [Abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2023
Distribution
Electric	14,352	(3,708)	10,644
Gas	6,682	(1,736)	4,946
Transmission
Electric	19,886	(4,267)	15,619
Gas	2,751	(843)	1,908
Generation	7,192	(2,739)	4,453
Other	4,444	(1,645)	2,799
Assets under construction	2,581	—	2,581
Land	435	—	435
	58,323	(14,938)	43,385

2022
Distribution
Electric	13,650	(3,715)	9,935
Gas	6,396	(1,626)	4,770
Transmission
Electric	19,056	(4,074)	14,982
Gas	2,600	(800)	1,800
Generation	7,173	(2,679)	4,494
Other	4,803	(1,610)	3,193
Assets under construction	2,094	—	2,094
Land	395	—	395
	56,167	(14,504)	41,663
Electric distribution assets are those used to distribute electricity at lower voltages (generally below 69 kilovolts ("kV")). These assets include poles, towers and fixtures, low-voltage wires, transformers, overhead and underground conductors, street lighting, meters, metering equipment and other related equipment. Gas distribution assets are those used to transport natural gas at low pressures (generally below 2,070 kilopascals ("kPa")). These assets include distribution stations, telemetry, distribution pipe for mains and services, meter sets and other related equipment.

Electric transmission assets are those used to transmit electricity at higher voltages (generally at 69 kV and higher). These assets include poles, wires, switching equipment, transformers, support structures and other related equipment. Gas transmission assets are those used to transport natural gas at higher pressures (generally at 2,070 kPa and higher). These assets include transmission stations, telemetry, transmission pipe and other related equipment.

Generation assets are those used to generate electricity. These assets include hydroelectric and thermal generation stations, gas and combustion turbines, coal-fired generating stations, dams, reservoirs, photovoltaic systems, wind resources and other related equipment.

Other assets include buildings, equipment, vehicles, inventory, and information technology assets.

As at December 31, 2023, assets under construction largely reflect ongoing transmission projects at ITC and UNS Energy.

The cost of PPE under finance lease as at December 31, 2023 was $318 million (2022 - $323 million) and related accumulated depreciation was $113 million (2022 - $117 million) (Note 15).

Jointly Owned Facilities
UNS Energy and ITC hold undivided interests in jointly owned generating facilities and transmission systems, are entitled to their pro rata share of the PPE, and are proportionately liable for the associated operating costs and liabilities. As at December 31, 2023, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
($ millions, except as indicated)	(%)	Cost	Depreciation	Value
Transmission Facilities	Various	1,485	(432)	1,053
Springerville Common Facilities	86.0	530	(302)	228
Springerville Coal Handling Facilities	83.0	275	(136)	139
Four Corners Units 4 and 5 ("Four Corners")	7.0	271	(128)	143
Gila River Common Facilities	50.0	119	(45)	74
Luna Energy Facility ("Luna")	33.3	81	—	81
		2,761	(1,043)	1,718